Bank Debt, Long-Term Debt and Convertible Notes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revolving credit facility	$ 0	$ 38,032
11% notes due 2016	425,000	345,000
Original issue (discount) premium	4,193	(561)
Note payable and other bank loans	1,385	1,266
Debt, Long-term and Short-term, Combined Amount	430,578	383,737
Obligations under capital leases	1,125	1,437
Debt and Capital Lease Obligations	431,703	385,174
Less:Current portion	1,858	1,238
Long-term debt	$ 429,845	$ 383,936